Schedule of Investments (unaudited)
January 31, 2026
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 Putnam PanAgora ESG Emerging Markets Equity ETF

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.6%
Communication Services — 11.4%
Diversified Telecommunication Services — 1.7%
Saudi Telecom Co.	68,617	$812,274
Telekom Malaysia Bhd	88,700	177,760
Total Diversified Telecommunication Services		990,034
Entertainment — 1.8%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A Shares	6,600	25,146
NetEase Inc., ADR	7,396	952,827
Tencent Music Entertainment Group, ADR	2,591	43,477
Total Entertainment		1,021,450
Interactive Media & Services — 4.8%
Kakao Corp.	6,692	285,458
Tencent Holdings Ltd.	32,588	2,527,916
Total Interactive Media & Services		2,813,374
Wireless Telecommunication Services — 3.1%
Advanced Info Service PCL, NVDR	39,500	438,122
America Movil SAB de CV	418,500	431,288
Etihad Etisalat Co.	10,698	200,799
Far EasTone Telecommunications Co. Ltd.	116,000	327,321
PLDT Inc.	6,225	141,668
TIM SA	52,800	246,004
Total Wireless Telecommunication Services		1,785,202

Total Communication Services		6,610,060
Consumer Discretionary — 10.6%
Automobiles — 1.8%
Bajaj Auto Ltd.	4,477	467,107
Hero MotoCorp Ltd.	10,236	615,801
Total Automobiles		1,082,908
Broadline Retail — 4.9%
Alibaba Group Holding Ltd., ADR	11,113	1,884,320
Falabella SA	61,847	480,151
Naspers Ltd., Class N Shares	3,928	241,097
Vipshop Holdings Ltd., ADR	15,666	268,045
Total Broadline Retail		2,873,613
Distributors — 0.2%
Zhejiang China Commodities City Group Co. Ltd., Class A Shares	41,000	94,776
Hotels, Restaurants & Leisure — 0.5%
Meituan, Class B Shares	24,300	302,346 *(a)
Household Durables — 1.7%
Coway Co. Ltd.	3,359	194,623 *
Gree Electric Appliances Inc. of Zhuhai, Class A Shares	24,800	137,886
LG Electronics Inc.	9,247	636,639
Total Household Durables		969,148
Specialty Retail — 1.5%
Jarir Marketing Co.	57,276	217,914
Petronas Dagangan Bhd	20,800	111,862
See Notes to Schedule of Investments.

Putnam PanAgora ESG Emerging Markets Equity ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Putnam PanAgora ESG Emerging Markets Equity ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — continued
Vibra Energia SA	98,734	$539,565
Total Specialty Retail		869,341

Total Consumer Discretionary		6,192,132
Consumer Staples — 1.5%
Consumer Staples Distribution & Retail — 0.3%
99 Speed Mart Retail Holdings Bhd	84,800	86,048
Yifeng Pharmacy Chain Co. Ltd., Class A Shares	26,200	89,923
Total Consumer Staples Distribution & Retail		175,971
Food Products — 1.2%
Inner Mongolia Yili Industrial Group Co. Ltd., Class A Shares	42,396	160,434
Marico Ltd.	45,165	358,325
Want Want China Holdings Ltd.	271,000	163,736
Total Food Products		682,495

Total Consumer Staples		858,466
Energy — 2.2%
Energy Equipment & Services — 0.8%
Yantai Jereh Oilfield Services Group Co. Ltd., Class A Shares	36,805	466,635
Oil, Gas & Consumable Fuels — 1.4%
Adnoc Gas PLC	529,816	520,799
Petronet LNG Ltd.	34,130	107,506
Reliance Industries Ltd.	13,059	198,098
Total Oil, Gas & Consumable Fuels		826,403

Total Energy		1,293,038
Financials — 20.9%
Banks — 13.1%
Banco Santander Chile	2,237,568	196,888
Bank Central Asia Tbk PT	1,442,000	635,734
China Construction Bank Corp., Class H Shares	332,000	336,160
China Minsheng Banking Corp. Ltd., Class A Shares	758,862	408,837
E.Sun Financial Holding Co. Ltd.	754,362	800,626
First Abu Dhabi Bank PJSC	170,747	864,777
Grupo Financiero Banorte SAB de CV, Class O Shares	88,190	997,007
Hana Financial Group Inc.	18,560	1,290,716
HDFC Bank Ltd.	47,095	475,750
ICICI Bank Ltd.	13,201	194,454
IDBI Bank Ltd.	75,623	81,857
KB Financial Group Inc.	9,660	907,345
Komercni Banka AS	4,326	262,301
Ping An Bank Co. Ltd., Class A Shares	119,574	186,047
Total Banks		7,638,499
Capital Markets — 2.3%
B3 SA - Brasil Bolsa Balcao	307,300	943,023
Guosen Securities Co. Ltd., Class A Shares	19,700	35,491
Huatai Securities Co. Ltd., Class A Shares	26,300	86,753
Huatai Securities Co. Ltd., Class H Shares	45,400	108,327 (a)
Investec Ltd.	8,355	67,988
See Notes to Schedule of Investments.

Putnam PanAgora ESG Emerging Markets Equity ETF 2026 Quarterly Report

 Putnam PanAgora ESG Emerging Markets Equity ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Sinolink Securities Co. Ltd., Class A Shares	59,500	$79,669
Total Capital Markets		1,321,251
Insurance — 5.5%
Cathay Financial Holding Co. Ltd.	386,000	924,830
DB Insurance Co. Ltd.	4,180	414,109
General Insurance Corp. of India	15,670	64,400 (a)
People’s Insurance Co. Group of China Ltd., Class H Shares	791,000	688,522
PICC Property & Casualty Co. Ltd., Class H Shares	104,000	215,532
Powszechny Zaklad Ubezpieczen SA	44,036	868,574
Total Insurance		3,175,967

Total Financials		12,135,717
Health Care — 3.0%
Health Care Providers & Services — 0.9%
Bangkok Dusit Medical Services PCL, NVDR	473,500	302,474
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A Shares	23,400	84,886
Huadong Medicine Co. Ltd., Class A Shares	21,900	113,487
Total Health Care Providers & Services		500,847
Life Sciences Tools & Services — 1.5%
WuXi AppTec Co. Ltd., Class H Shares	42,800	609,229 (a)
Wuxi Biologics Cayman Inc.	59,500	281,806 *(a)
Total Life Sciences Tools & Services		891,035
Pharmaceuticals — 0.6%
Abbott India Ltd.	187	56,036
China Medical System Holdings Ltd.	75,000	134,695
Yunnan Baiyao Group Co. Ltd., Class A Shares	18,000	143,808
Total Pharmaceuticals		334,539

Total Health Care		1,726,421
Industrials — 4.8%
Aerospace & Defense — 1.9%
Bharat Electronics Ltd.	225,696	1,101,644
Air Freight & Logistics — 0.2%
Sinotrans Ltd., Class A Shares	116,400	100,002
Electrical Equipment — 0.2%
Ningbo Sanxing Medical Electric Co. Ltd., Class A Shares	6,200	21,048
Zhejiang Chint Electrics Co. Ltd., Class A Shares	24,400	102,465
Total Electrical Equipment		123,513
Machinery — 1.7%
Doosan Bobcat Inc.	5,023	205,191
Sinotruk Hong Kong Ltd.	51,000	234,498
Weichai Power Co. Ltd., Class A Shares	163,734	558,440
Total Machinery		998,129
Trading Companies & Distributors — 0.3%
BOC Aviation Ltd.	10,300	106,928 (a)
Xiamen C & D Inc., Class A Shares	69,700	95,529
Total Trading Companies & Distributors		202,457
See Notes to Schedule of Investments.

Putnam PanAgora ESG Emerging Markets Equity ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Putnam PanAgora ESG Emerging Markets Equity ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Transportation Infrastructure — 0.5%
Motiva Infraestrutura de Mobilidade SA	87,300	$278,020

Total Industrials		2,803,765
Information Technology — 35.2%
Electronic Equipment, Instruments & Components — 4.7%
Delta Electronics Inc.	47,258	1,832,055
Foxconn Industrial Internet Co. Ltd., Class A Shares	67,271	557,648
Hon Hai Precision Industry Co. Ltd.	29,000	203,194
Shengyi Technology Co. Ltd., Class A Shares	11,400	112,926
Total Electronic Equipment, Instruments & Components		2,705,823
IT Services — 1.7%
HCL Technologies Ltd.	40,374	744,211
Mphasis Ltd.	5,876	176,240
Tech Mahindra Ltd.	4,243	80,402
Total IT Services		1,000,853
Semiconductors & Semiconductor Equipment — 22.1%
ASE Technology Holding Co. Ltd.	22,000	207,626
OmniVision Integrated Circuits Group Inc.	8,646	150,548
SK hynix Inc.	6,103	3,854,125
Taiwan Semiconductor Manufacturing Co. Ltd.	153,440	8,654,464
Total Semiconductors & Semiconductor Equipment		12,866,763
Technology Hardware, Storage & Peripherals — 6.7%
Asustek Computer Inc.	34,394	542,085
GRG Banking Equipment Co. Ltd., Class A Shares	12,500	23,148
Lenovo Group Ltd.	439,065	499,085
Samsung Electronics Co. Ltd.	25,588	2,853,185
Total Technology Hardware, Storage & Peripherals		3,917,503

Total Information Technology		20,490,942
Materials — 5.6%
Chemicals — 0.8%
Coromandel International Ltd.	10,675	264,892
Pidilite Industries Ltd.	12,910	200,848
Total Chemicals		465,740
Construction Materials — 0.4%
China National Building Material Co. Ltd., Class H Shares	372,000	267,615
Metals & Mining — 4.4%
CMOC Group Ltd., Class H Shares	378,000	1,079,986
Gold Fields Ltd., ADR	27,152	1,360,858
Shandong Nanshan Aluminum Co. Ltd., Class A Shares	92,900	97,965
Total Metals & Mining		2,538,809

Total Materials		3,272,164
Real Estate — 1.8%
Real Estate Management & Development — 1.8%
Ayala Land Inc.	653,500	235,849
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A Shares	88,500	134,392
China Resources Land Ltd.	173,000	679,413

Total Real Estate		1,049,654
See Notes to Schedule of Investments.

Putnam PanAgora ESG Emerging Markets Equity ETF 2026 Quarterly Report

 Putnam PanAgora ESG Emerging Markets Equity ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Utilities — 2.6%
Electric Utilities — 2.1%
Cia Paranaense de Energia - Copel		63,000	$157,777
Power Grid Corp. of India Ltd.		378,168	1,054,492
Total Electric Utilities			1,212,269
Gas Utilities — 0.5%
China Resources Gas Group Ltd.		62,600	172,284
ENN Natural Gas Co. Ltd., Class A Shares		40,700	114,080
Total Gas Utilities			286,364

Total Utilities			1,498,633
Total Investments before Short-Term Investments (Cost — $40,339,189)			57,930,992
	Rate
Short-Term Investments — 0.4%
Putnam Government Money Market Fund, Class P Shares (Cost — $209,888)	3.430%	209,888	209,888 (b)(c)
Total Investments — 100.0% (Cost — $40,549,077)			58,140,880
Other Assets in Excess of Liabilities — 0.0%††			5,266
Total Net Assets — 100.0%			$58,146,146

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2026, the total market value of investments in Affiliated Companies was $209,888 and the cost was $209,888 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
NVDR	—	Non-Voting Depositary Receipt
PJSC	—	Private Joint Stock Company
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Putnam PanAgora ESG Emerging Markets Equity ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Putnam PanAgora ESG Emerging Markets Equity ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks long-term capital appreciation.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from

Putnam PanAgora ESG Emerging Markets Equity ETF 2026 Quarterly Report

market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$57,930,992	—	—	$57,930,992
Short-Term Investments†	209,888	—	—	209,888
Total Investments	$58,140,880	—	—	$58,140,880

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2026. The following transactions were effected in such company for the period ended January 31, 2026.

	Affiliate Value at April 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	$74,420	$10,225,806	10,225,806	$10,090,338	10,090,338

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2026
Putnam Government Money Market Fund, Class P Shares	—	$9,226	—	$209,888

Putnam PanAgora ESG Emerging Markets Equity ETF 2026 Quarterly Report